Revenues (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of revenues
	Six Months ended June 30,
(In thousands)	2021	2022
Revenues from services
—Data connectivity services	12,072	15,787
International data connectivity services	10,334	12,391
Local data connectivity services	1,738	3,396
—PaaS and SaaS services	5,437	4,927
—Others	201	370
	17,710	21,084
Sales of products
—Sales of terminals	14,451	10,589
—Sales of data related products	2,978	1,892
—Others	1,795	72
	19,224	12,553
Total	36,934	33,637

Schedule of disaggregation of revenue
	Six Months ended June 30,
(In thousands)	2021	2022
Japan	20,314	13,132
North America	9,502	12,979
Mainland China	2,596	848
Southeast Asia	1,712	2,416
Hong Kong SAR	1,441	1,905
Europe	612	1,430
Taiwan	81	240
Others	676	687
Total	36,934	33,637